NOTE 9 - QUARTERLY FINANCIAL DATA (UNAUDITED): Quarterly Financial Information (Details) - USD ($)	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Loss from Operations	(14,788)	(45,585)	(1,958)	(764)	(63,095)	(3,226)
Net Income (Loss)	$ (14,788)	$ (45,585)	$ (1,958)	$ (764)	$ (63,095)	$ (3,226)
Basic Net Income Per Share	$ (0.01)	$ (0.03)	$ 0	$ 0		$ 0
Diluted Net Income Per Share	$ (0.01)	$ (0.03)	$ 0	$ 0		$ 0